Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000223439
Account Value [Line Items]
Line Graph and Table Measure Name	First Foundation Fixed Income Fund, Class Y
C000223442
Account Value [Line Items]
Line Graph and Table Measure Name	First Foundation Total Return Fund, Class Y
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	$ 12,004	$ 10,760	$ 10,691	$ 12,518	$ 12,632	$ 11,807	$ 10,705	$ 10,836	$ 10,829	$ 10,294
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	$ 12,004	$ 10,760	$ 10,691	$ 12,518	$ 12,632	$ 11,807	$ 10,705	$ 10,836	$ 10,829	$ 10,294